FINANCIAL INSTRUMENTS AND LIQUIDITY RISK (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [Line Items]
Accounts payable and accrued liabilities	$ 28,498	$ 14,798
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Accounts payable and accrued liabilities	$ 28,498
Currency risk [Member] | Canadian Dollar and US Dollar [Member]
Disclosure of detailed information about financial instruments [Line Items]
Change in the exchange rate, Percentage	5.00%
Change in the exchange rate, Amount	$ 78
Currency risk [Member] | Guyanese Dollar and US Dollar [Member]
Disclosure of detailed information about financial instruments [Line Items]
Change in the exchange rate, Percentage	5.00%
Change in the exchange rate, Amount	$ 10